CASH FLOW STATEMENTS (Details) - Schedule of Change in Operating Liabilities - GBP (£) £ in Millions		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
The Group [member]
CASH FLOW STATEMENTS (Details) - Schedule of Change in Operating Liabilities [Line Items]
Change in deposits from banks		£ (2,670)	£ (2,677)	£ 13,415
Change in customer deposits		5,593	(11,901)	2,935
Changes in amounts due to fellow Lloyds Banking Group undertakings		(8,142)	(5,466)	44
Change in debt securities in issue		11,898	4,730	(11,968)
Change in derivative financial instruments and financial liabilities at fair value through profit or loss		(11,527)	(45,383)	(12,677)
Change in investment contract liabilities			(353)	(4,665)
Change in other operating liabilities	[1]	(782)	(383)	(463)
Change in operating liabilities		(5,630)	(61,433)	(13,379)
The Bank [member]
CASH FLOW STATEMENTS (Details) - Schedule of Change in Operating Liabilities [Line Items]
Change in deposits from banks		1,802	(2,219)	(1,917)
Change in customer deposits		10,360	(5,258)	13,417
Changes in amounts due to fellow Lloyds Banking Group undertakings		28,016	(23,522)	12,812
Change in debt securities in issue		11,722	1,442	(6,079)
Change in derivative financial instruments and financial liabilities at fair value through profit or loss		(10,776)	(46,514)	(15,110)
Change in other operating liabilities	[1]	(1,823)	(648)	340
Change in operating liabilities		£ 39,301	£ (76,719)	£ 3,463

[1]	Includes 43 million (2018: 27 million; 2017: 2 million) for the Group and 20 million (2018: 27 million; 2017: 4 million) for the Bank in respect of lease liabilities.